Stock Option Plans (Tables)	9 Months Ended
Sep. 30, 2013
Stock Option Plans
Summary of stock option activity

	OPTIONS OUTSTANDING
	Shares Available for Grant	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2009	1,167,968	1,399,037	$0.41	5.48	$462
Additional shares authorized	2,574,053	—	—
Granted	(1,673,404)	1,673,404	1.47
Exercised	—	(346,722)	0.55
Repurchased	95,000	—	0.74
Cancelled/forfeited	374,742	(374,742)	0.75

Balance as of December 31, 2010	2,538,359	2,350,977	1.09	5.71	$3,042
Additional shares authorized	1,762,323	—	—
Granted	(3,167,658)	3,167,658	2.47
Exercised	—	(295,840)	1.57
Repurchased	8,437	—	0.22
Cancelled/forfeited	635,451	(635,451)	1.71

Balance as of December 31, 2011	1,776,912	4,587,344	1.92	6.30	$10,629
Additional shares authorized	1,875,000
Granted	(3,364,447)	3,364,447	4.53
Assumed grants	(89,405)	89,405	5.46
Exercised	—	(432,850)	2.12
Repurchased	31,646	—	2.10
RSUs granted, net of cancellations/forfeitures	(328,466)	—
Cancelled/forfeited	1,026,865	(1,026,865)	2.44

Balance as of December 31, 2012	928,105	6,581,481	3.21	8.08	$11,431
Additional shares authorized	4,502,130
Granted	(2,118,049)	2,118,049	8.26
Exercised	—	(920,816)	2.69
Repurchased	16,697	—	8.66
RSUs granted, net of cancellations/forfeitures	(261,787)	—
Cancelled/forfeited	419,053	(419,053)	4.29

Balance as of September 30, 2013 (unaudited)	3,486,149	7,359,661	4.67	7.90	$200,285

Exercisable as of December 31, 2011		4,096,373	1.92	8.80	$9,485

Vested and expected to vest as of December 31, 2011		3,813,963	1.85	6.28	$9,097

Exercisable as of December 31, 2012		6,108,872	3.16	8.04	$10,886

Vested and expected to vest as of December 31, 2012		5,910,677	3.12	7.97	$10,825

Exercisable as of September 30, 2013 (unaudited)		7,117,037	4.65	7.21	$193,780

Vested and expected to vest as of September 30, 2013 (unaudited)		7,175,253	$4.67	7.88	$195,215

Schedule of information regarding options outstanding

 Additional information regarding options outstanding as of December 31, 2012 is as follows:

Range of Exercise Prices	Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Shares Exercisable	Weighted Average Exercise Price
$0.12 - $0.74	555,600	$0.38	5.80	555,600	$0.38
1.50 - 1.50	733,619	1.50	7.36	632,074	1.50
2.38 - 2.38	1,678,864	2.38	6.71	1,677,251	2.38
2.74 - 2.88	369,760	2.78	8.36	369,760	2.78
4.24 - 4.24	810,749	4.24	9.12	648,915	4.24
4.56 - 4.56	1,468,949	4.56	9.33	1,261,332	4.56
4.74 - 4.74	744,250	4.74	9.59	744,250	4.74
4.90 - 4.94	153,754	4.94	9.48	153,754	4.94
5.44 - 5.44	63,456	5.44	7.76	63,456	5.44
9.24 - 9.24	2,480	9.24	6.65	2,480	9.24

0.12 - 9.24	6,581,481	3.21	8.08	6,108,872	3.16

        Additional information regarding options outstanding as of September 30, 2013 (unaudited) is as follows:

Range of Exercise Prices	Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Shares Exercisable	Weighted Average Exercise Price
$0.12 - $1.50	970,074	$1.11	6.30	935,195	$1.09
2.38 - 2.38	1,334,867	2.38	5.96	1,334,867	2.38
2.74 - 4.24	896,001	3.74	7.50	848,833	3.72
4.56 - 4.56	1,355,825	4.56	8.59	1,213,995	4.56
4.74 - 4.94	737,481	4.77	8.58	737,481	4.77
5.44 - 5.44	23,094	5.44	7.38	23,094	5.44
7.42 - 7.42	1,680,499	7.42	9.36	1,680,499	7.42
9.24 - 9.24	2,480	9.24	5.91	2,480	9.24
12.00 - 12.00	340,593	12.00	9.58	340,593	12.00
17.66 - 17.66	18,747	17.66	9.71	—	—

0.12 - 17.66	7,359,661	4.67	7.90	7,117,037	4.65

Schedule of assumptions used for estimation of fair value of options granted on the date of grant

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)
Expected term (in years)	6	6	6	6	6
Risk-free interest rate	2.18%	2.14%	1.02%	0.80% - 1.09%	0.86% - 1.375%
Expected volatility	66%	84%	65%	63% - 70%	57% - 58%
Expected dividend rate	0%	0%	0%	0%	0%

Summary of RSU activity

	Number of RSUs	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2011	—	$—	$—
Additional shares authorized	—	—	—
RSUs Granted	341,466	4.58	—
RSUs Vested	—	—	—
RSUs Repurchased	—	—	—
RSUs Cancelled/Forfeited	(13,000)	4.56

Balance as of December 31, 2012	328,466	4.58	2,437
RSUs Granted	276,225	25.88	—
RSUs Vested	(167,359)	16.50	—
RSUs Repurchased	—	—	—
RSUs Cancelled/Forfeited	(14,438)	5.01	—

Balance as of September 30, 2013 (unaudited)	422,894	18.48	$13,482

Schedule of assumptions used to value employee stock purchase rights under the Black-Scholes model

Expected term (in months)	9
Risk-free interest rate	0.11%
Expected volatility	42%
Expected dividend rate	0%

Schedule of total unrecognized compensation cost, adjusted for estimated forfeitures

	December 31, 2012		September 30, 2013
	Unrecognized Expense	Average Expected Recognition Period	Unrecognized Expense	Average Expected Recognition Period
	(in thousands)	(in years)	(in thousands)	(in years)
			(unaudited)
Stock options	$7,880	2.93	11,417	2.69
Restricted stock units	1,505	(a)	5,366	2.67
Employee Stock Purchase Plan	—	—	574	0.39

Total unrecognized stock-based compensation expense	$9,385		$17,357

(a)
The Company will record an expense for the vested portion of the RSUs upon completion of a sale event or an IPO.